UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08898

Buffalo High Yield Fund, Inc.
(Exact name of registrant as specified in charter)

5420 West 61st Place
Shawnee Mission, KS 66205
(Address of principal executive offices) (Zip code)

Kent W. Gasaway
5420 West 61st Place
Shawnee Mission, KS 66205
(Name and address of agent for service)

Registrant's telephone number, including area code: (913) 384-1513

Date of fiscal year end: March 31

Date of reporting period: June 30, 2008

Item 1. Proxy Voting Record.

Name of Fund:	Buffalo High Yield
Period:	July 1, 2007 - June 30, 2008

Company Name	Meeting Date	CUSIP	Ticker

EAGLE GEOPHYSICAL, INC.	8/15/2007	269524203	EAGG.PK

Vote	MRV	Proposal	Proposed by Issuer or Security Holder
	For	1. Director	Issuer

For		DOUG THOMPSON
For		M. STEPHEN DAMPIER
For		JOHN D'URSO, JR.
For		A. JOHN KNAPP JR.
For		JULIE EDWARDS

Against	For	2. APPROVAL OF THE AMENDMENT TO THE COMPANY'S CERTIFICATE OF INCORPORATION.	Issuer
Against	For	3. APPROVAL OF THE COMPANY'S 2007 EQUITY INCENTIVE PLAN.	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Buffalo High Yield Fund, Inc.

By        /s/ Kent W. Gasaway                                               .
              Kent W. Gasaway, President and Treasurer

Date       August 7, 2008                                                         .